Document and Entity Information	Aug. 29, 2023
Cover [Abstract]
Document Type	N-2/A
Securities Act File Number	333-272896
Entity Registrant Name	MONROE CAPITAL CORPORATION
Entity Central Index Key	0001512931
Amendment Flag	false